SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION
SEGMENT INFORMATION

20. SEGMENT INFORMATION

           The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making decisions, allocating resources and assessing performance. The Group's chief operating decision maker ("CODM") has been identified as the Chief Executive Officer of the Company, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Company.

           The Company operates its business in two principal reportable business segments, i.e., module segment and energy segment. The module segment primarily involves design, development, manufacture and sales of solar power products and solar system kits. The energy segment involves solar power project development, EPC services, O&M services and electricity revenue generation. The sales from module segment to energy segment have terms and conditions similar to sales to third parties. The Company's CODM reviews net revenue and gross profit and does not review balance sheet information by segment.

           The following table summarizes the Company's revenues and gross profit generated from each segment:

		Years Ended December 31, 2014
	Module Segment	Energy Segment	Elimination	Total
	$	$	$	$
Net revenues	2,034,625,620	1,212,898,642	(286,897,652)	2,960,626,610
Cost of revenues	1,721,474,395	931,761,029	(273,602,190)	2,379,633,234

Gross profit	313,151,225	281,137,613	(13,295,462)	580,993,376

		Years Ended December 31, 2013
	Module Segment	Energy Segment	Elimination	Total
	$	$	$	$
Net revenues	1,483,751,544	324,253,896	(153,649,376)	1,654,356,064
Cost of revenues	1,298,949,247	233,722,515	(154,010,669)	1,378,661,093

Gross profit	184,802,297	90,531,381	361,293	275,694,971

		Years Ended December 31, 2012
	Module Segment	Energy Segment	Elimination	Total
	$	$	$	$
Net revenues	1,374,922,213	56,356,803	(136,449,603)	1,294,829,413
Cost of revenues	1,289,104,683	43,041,635	(127,678,335)	1,204,467,983

Gross profit	85,817,530	13,315,168	(8,771,268)	90,361,430

           The following table summarizes the Company's net revenues generated from different geographic locations. The information presented below is based on the location of customer's headquarters:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Europe:
—Germany	422,038,906	72,186,472	137,011,822
—United Kingdom	28,266,410	32,901,446	59,878,185
—France	18,726,891	26,405,640	9,990,167
—Netherlands	21,998,224	12,881,805	9,166,320
—Spain	71,982,482	16,135,229	1,124,816
—Others	93,446,815	19,826,057	23,086,978

	656,459,728	180,336,649	240,258,288

The Americas:
—Canada	86,327,618	371,840,958	1,182,091,018
—United States	254,096,258	215,262,233	604,537,140
—Others	1,828,736	1,175,485	8,861,773

	342,252,612	588,278,676	1,795,489,931

Asia and other regions:
—Japan	120,248,386	483,787,914	623,691,469
—PRC	89,120,632	199,663,742	163,657,880
—India	22,523,243	68,731,110	63,816,728
—Singapore	969,796	36,743,424	18,021,083
—Others	63,255,016	96,814,549	55,691,231

	296,117,073	885,740,739	924,878,391

Total net revenues	1,294,829,413	1,654,356,064	2,960,626,610

           The following table summarizes the Company's long-lived assets, including property, plant and equipment and project assets at December 31, 2013 and 2014 by geographic region, based on the physical location of the assets:

	At December 31, 2013	At December 31, 2014
	$	$
PRC	441,711,646	438,640,711
Canada	115,404,304	29,152,090
Others	11,324,825	70,839,155

Total long-lived assets	568,440,775	538,631,956

           The following table summarizes the Company's revenues generated from each product or service:

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Solar power products	1,132,767,404	1,143,246,845	1,550,386,288
Solar system kits	92,624,999	149,767,825	104,214,589
Solar power projects	55,050,856	292,024,142	891,919,632
EPC services	658,927	29,878,653	316,571,793
Electricity	117,938	1,326,761	2,863,053
O&M services	529,082	1,024,340	1,544,164
Others	13,080,207	37,087,498	93,127,091

Total net revenues	1,294,829,413	1,654,356,064	2,960,626,610